PGIM Jennison Global Infrastructure Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended		120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.14%	[1]	14.82%
S&P Global Infrastructure Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.54%	10.02%	8.14%	[1]	8.47%
A
Prospectus [Line Items]
Average Annual Return, Percent		11.44%	6.73%			7.77%
C
Prospectus [Line Items]
Average Annual Return, Percent		16.09%	7.15%			7.58%
Z
Prospectus [Line Items]
Average Annual Return, Percent		18.42%	8.31%			8.72%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	7.01%			7.90%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.17%	6.36%			6.99%
R6
Prospectus [Line Items]
Average Annual Return, Percent		18.35%	8.30%	8.78%
Performance Inception Date	Dec. 28, 2016

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.